OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2011
OTHER INVESTMENTS
6.	OTHER INVESTMENTS

	At December 31,
	2010	2011
Unlisted securities at cost	$6,774	$21,344
Less: other-than-temporary impairment losses recognized (note 17)	(4,010)	(4,010)
	$2,764	$17,334

Prior to 2010, the Group invested in certain equity securities listed in Taiwan and intended to hold such listed available-for-sale securities for long term and the investment was reported at fair value.

In March 2010, the Group disposed of all of its listed available-for-sale securities.  Accordingly, the unrealized gains accumulated in a separate component of shareholder's equity are reversed into earnings. A gain on disposal of $137 has been recognized in the consolidated statement of operations for the year ended December 31, 2010.

In June 2011, the Group disposed one of its other investments held by Mavrix, whose investment cost has already been written down to nil before acquisition of Mavrix in August 2010 (note 13). Accordingly, its sales proceeds of $195 is fully recognised as a gain on disposal in the consolidated statement of operations for the year ended December 31, 2011.

The unlisted investments represent investments in unlisted equity securities issued by private entities.